BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about borrowings [line items]
Schedule of movement in the derivative financial asset
US$000
Balance at January 1, 2022	0
Derivative financial liability at date of issue of Term Loan	(1,872)
Fair value adjustments in the period	(130)

Non-current liability at June 30, 2022	(2,002)

Schedule of movement in the derivative financial liability
US$000
Balance at January 1, 2022	0
Derivative financial asset at date of issue of Term Loan	202
Fair value adjustments in the period	(62)

Non-current asset at June 30, 2022	140

Exchangeable Notes [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of detailed information about borrowings [text block]
	Six-month period ended June 30, 2022	Year ended December 31, 2021
	US$000	US$000
Balance at January 1	(83,312)	(82,664)
Accretion interest	(83)	(648)
Repaid to Note holders	86,730	0
Shares issued to Note holders as consideration	6,133	0
Loss on disposal	(9,678)	0

Liability	(210)	(83,312)

Senior Secured Term Loan And Seven Year Convertible Note [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of detailed information about borrowings [text block]
	Senior secured term loan	7-year Convertible Note
	US$000	US$000
Balance at January 1, 2022	0	0
Principal amount loaned	(81,250)	(20,000)
Loan origination costs	3,551	39
Derivative financial liability at date of issue	1,872	0
Derivative financial asset at date of issue	(202)	0
Equity component at date of issue	0	6,709
Accretion interest	(2,461)	(120)
Cash repayment of principal	34,500	0

Non-current liability at June 30, 2022	(43,990)	(13,372)